Debt, Derivatives and Royalty certificates liabilities - Credit facility agreement with the European Investment Bank (Details) € in Thousands					12 Months Ended
	Jan. 18, 2024 EUR (€)	Jan. 10, 2024	Dec. 08, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 29, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Debt, Derivatives and Royalty certificates liabilities
Borrowings					€ 59,860
Financial liabilities, at fair value					363,055	€ 248,272	€ 92,594
Finance contract with EIB
Debt, Derivatives and Royalty certificates liabilities
Notional amount				€ 50,000
Number of equal tranches | tranche				2
Notional amount per tranche				€ 25,000
Capitalized interest					9,300	7,500
EIB Tranche A 2022
Debt, Derivatives and Royalty certificates liabilities
Notional amount									€ 25,000
Interest rate			8.00%
Maturity term after the disbursement of the tranche			4 years
EIB Tranche A 2022 | Financial liabilities at amortized cost
Debt, Derivatives and Royalty certificates liabilities
Notional amount			€ 25,000
Borrowing costs			€ 100
Borrowings					€ 27,900	22,900
Borrowings, effective interest rate					21.90%
Financial liabilities, at fair value					€ 28,300
Actualization rate					21.90%
EIB Tranche B 2024
Debt, Derivatives and Royalty certificates liabilities
Notional amount								€ 25,000
Interest rate		7.00%
Maturity term after the disbursement of the tranche		3 years
EIB Tranche B 2024 | Drawdown of borrowings
Debt, Derivatives and Royalty certificates liabilities
Interest rate	7.00%
Maturity term after the disbursement of the tranche	3 years
EIB Tranche B 2024 | Financial liabilities at amortized cost
Debt, Derivatives and Royalty certificates liabilities
Notional amount	€ 25,000
Borrowing costs	€ 100
Borrowings					€ 17,400	€ 13,100
Borrowings, effective interest rate					32.70%
Financial liabilities, at fair value					€ 22,900
Actualization rate					32.10%